Borrowings (Tables)	6 Months Ended
Jun. 30, 2018
Borrowings [Abstract]
Schedule of Borrowings

	June 30, 2018	December 31, 2017
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$—	$71,500
BNP Paribas S.A. and DVB Bank S.E.	54,000	56,250
Eurobank Ergasias S.A. $52,200	34,205	35,569
Eurobank Ergasias S.A. $52,000	32,430	33,654
Norddeutsche Landesbank Girozentrale	23,047	23,828
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	44,141	45,703
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	50,682	82,327
BNP Paribas $44,000	34,000	36,000
HSH $24,000	21,712	22,856
Total credit facilities	964,217	1,077,687
CMB Financial Leasing Co.	71,500	—
Total borrowings	1,035,717	1,077,687
Less: Deferred finance costs, net	(13,350)	(13,470)
Add: bond premium	1,024	1,152
Less: current portion of credit facilities, net of deferred finance costs	(43,260)	(36,410)
Less: current portion of CMB Financial Leasing Co., net of deferred finance costs	(5,543)	—
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$974,588	$1,028,959

Long-Term Debt Obligations

Amount
Long-Term Debt Obligations:
Year
June 30, 2019	$50,282
June 30, 2020	92,031
June 30, 2021	79,805
June 30, 2022	733,118
June 30, 2023	38,771
June 30, 2024 and thereafter	41,710
Total	$1,035,717